Commitments and Contingencies	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies

9. Commitments and Contingencies

Operating Lease

In January 2008, the Company entered into a noncancelable operating lease for its facilities in South San Francisco, California. The lease term commenced in February 2008 and expired in June 2011. In January 2011, the Company renewed the noncancelable operating lease. The lease term commenced in July 2011 and will expire in June 2014. In connection with the renewed lease, the Company issued a standby letter of credit for approximately $0.2 million for the deposit requirement under the terms of the lease. Rent expense is recognized on a straight-line basis over the term of the lease. The Company is also responsible for certain operating expenses. The lease provided an allowance of approximately $0.2 million from the landlord for tenant improvements that was utilized in the year ended December 31, 2011. This amount has been included in deferred rent in the accompanying December 31, 2011 and September 30, 2012 balance sheets and is being amortized over the term of the lease, on a straight-line basis.

Future minimum lease payments are as follows as of December 31, 2011:

(in thousands)
2012	$1,159
2013	1,207
2014	615

Total	$2,981

In January 2009, the Company entered into a sublease agreement, as amended in April 2009, with a third party to sublease a portion of the Company’s facility in South San Francisco, California. The sublease had a 29 month term that began February 1, 2009 and ended June 2011. In January 2011, the third party renewed the sublease for the term beginning July 2011 and ending June 2014. In August and December 2011, the third party amended the sublease to include additional space. In March 2012, the Company entered into a sublease agreement with another third party to sublease a portion of the Company’s facility in South San Francisco, California. The sublease has a 28 month term that began March 1, 2012 and ends June 2014.

Under the agreements, the Company will receive sublease payments as follows:

(in thousands)
2012	$1,037
2013	1,095
2014	553

Total	$2,685

The sublease income received will offset the Company’s future rent payments as shown above.

Rent expense, net of sublease income, was $0.5 million, $0.4 million, and $0.6 million for the years ended December 31, 2009, 2010 and 2011, respectively, and $0.4 million and $0.1 million for the nine months ended September 30, 2011 and 2012, respectively. Sublease income was $0.3 million, $0.4 million, and $0.5 million for the years ended December 31, 2009, 2010 and 2011, respectively, and $0.4 million and $0.7 million for the nine month periods ended September 30, 2011 and 2012, respectively.

Indemnifications

The Company, as permitted under Delaware law and in accordance with its bylaws, has agreed to indemnify its officers and directors for certain events or occurrences, subject to certain limits, while the officer or director is or was serving at the Company’s request in such capacity. The term of the indemnification period is equal to the officer’s or director’s lifetime.

The maximum amount of potential future indemnification is unlimited; however, the Company currently holds director and officer liability insurance. This insurance limits the Company’s exposure and may enable it to recover a portion of any future amounts paid. The Company believes that the fair value of these indemnification obligations is minimal. Accordingly, the Company has not recognized any liabilities relating to these obligations for any period presented.

The Company has certain agreements with service providers with which it does business that contain indemnification provisions pursuant to which the Company typically agrees to indemnify the party against certain types of third-party claims. The Company accrues for known indemnification issues when a loss is probable and can be reasonably estimated. The Company would also accrue for estimated incurred but unidentified indemnification issues based on historical activity. As the Company has not incurred any indemnification losses to date, there were no accruals for or expenses related to indemnification issues for any period presented.